UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               11/2/01
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    16

Form 13F Information Table Value    $48585

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                           qtr ending 9/30/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TRUST SERIES 1      COMMON        252787106        10602        120000  SH            X                  120000
ML BIOTECH HLDG              COMMON        09067D201        10540         95000  SH            X                   95000
SEMICONDUCTOR HOLDRS TRUST   COMMON        816636203         5173        175000  SH            X                  175000
iSHARES S&P 600 SM CAP       COMMON        464287804         3820         40000  SH            X                   40000
NASDAQ-100 SHARES            COMMON        631100104         3333        115000  SH            X                  115000
ANALOG DEVICES INC           COMMON        032654105         2354         72000  SH            X                   72000
IDEC PHARMACEUTICALS CORP    OTC           449370105         1735         35000  SH            X                   35000
RF MICRO DEVICES INC         OTC           749941110         1660        100000  SH            X                  100000
TEXAS INSTRUMENTS INC        COMMON        882508104         1499         60000  SH            X                   60000
MICROCHIP TECHNOLOGY INC     OTC           595017104         1474         55000  SH            X                   55000
IMCLONE SYSTEMS INC          OTC           45245W109         1470         26000  SH            X                   26000
AMGEN                        OTC           031162100         1469         25000  SH            X                   25000
GILEAD SCIENCES              OTC           375558103         1404         25000  SH            X                   25000
GENESIS MICROCHIP            OTC           371933102         1126         40000  SH            X                   40000
GENZYME CORP                 OTC           372917104          500         11000  SH            X                   11000
SEMTECH CORP                 OTC           816850101          426         15000  SH            X                   15000
                             Total                          48585